Shareholder Report, Holdings (Details)	Oct. 31, 2024
Vest US Large Cap 10% Buffer Strategies Fund - Institutional Class Shares | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.60%
Vest US Large Cap 10% Buffer Strategies Fund - Institutional Class Shares | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
Vest US Large Cap 10% Buffer Strategies Fund - Institutional Class Shares | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.81%)
Vest US Large Cap 10% Buffer Strategies Fund - Institutional Class Shares | SPDR S&P 500® Call Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.22%
Vest US Large Cap 10% Buffer Strategies Fund - Institutional Class Shares | SPDR S&P 500® Put Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%
Vest US Large Cap 10% Buffer Strategies Fund - Institutional Class Shares | SPDR S&P 500® Call Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.54%)
Vest US Large Cap 10% Buffer Strategies Fund - Institutional Class Shares | SPDR S&P 500® Put Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.27%)
Vest US Large Cap 10% Buffer Strategies Fund - Institutional Class Shares | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
Vest US Large Cap 10% Buffer Strategies Fund - Investor Class Shares | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.60%
Vest US Large Cap 10% Buffer Strategies Fund - Investor Class Shares | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
Vest US Large Cap 10% Buffer Strategies Fund - Investor Class Shares | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.81%)
Vest US Large Cap 10% Buffer Strategies Fund - Investor Class Shares | SPDR S&P 500® Call Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.22%
Vest US Large Cap 10% Buffer Strategies Fund - Investor Class Shares | SPDR S&P 500® Put Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%
Vest US Large Cap 10% Buffer Strategies Fund - Investor Class Shares | SPDR S&P 500® Call Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.54%)
Vest US Large Cap 10% Buffer Strategies Fund - Investor Class Shares | SPDR S&P 500® Put Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.27%)
Vest US Large Cap 10% Buffer Strategies Fund - Investor Class Shares | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
Vest US Large Cap 10% Buffer Strategies Fund - Class A Shares | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.60%
Vest US Large Cap 10% Buffer Strategies Fund - Class A Shares | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
Vest US Large Cap 10% Buffer Strategies Fund - Class A Shares | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.81%)
Vest US Large Cap 10% Buffer Strategies Fund - Class A Shares | SPDR S&P 500® Call Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.22%
Vest US Large Cap 10% Buffer Strategies Fund - Class A Shares | SPDR S&P 500® Put Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%
Vest US Large Cap 10% Buffer Strategies Fund - Class A Shares | SPDR S&P 500® Call Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.54%)
Vest US Large Cap 10% Buffer Strategies Fund - Class A Shares | SPDR S&P 500® Put Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.27%)
Vest US Large Cap 10% Buffer Strategies Fund - Class A Shares | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
Vest US Large Cap 10% Buffer Strategies Fund - Class C Shares | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.60%
Vest US Large Cap 10% Buffer Strategies Fund - Class C Shares | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
Vest US Large Cap 10% Buffer Strategies Fund - Class C Shares | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.81%)
Vest US Large Cap 10% Buffer Strategies Fund - Class C Shares | SPDR S&P 500® Call Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.22%
Vest US Large Cap 10% Buffer Strategies Fund - Class C Shares | SPDR S&P 500® Put Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%
Vest US Large Cap 10% Buffer Strategies Fund - Class C Shares | SPDR S&P 500® Call Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.54%)
Vest US Large Cap 10% Buffer Strategies Fund - Class C Shares | SPDR S&P 500® Put Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.27%)
Vest US Large Cap 10% Buffer Strategies Fund - Class C Shares | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
Vest US Large Cap 10% Buffer Strategies Fund - Class R Shares | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.60%
Vest US Large Cap 10% Buffer Strategies Fund - Class R Shares | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
Vest US Large Cap 10% Buffer Strategies Fund - Class R Shares | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.81%)
Vest US Large Cap 10% Buffer Strategies Fund - Class R Shares | SPDR S&P 500® Call Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.22%
Vest US Large Cap 10% Buffer Strategies Fund - Class R Shares | SPDR S&P 500® Put Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%
Vest US Large Cap 10% Buffer Strategies Fund - Class R Shares | SPDR S&P 500® Call Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.54%)
Vest US Large Cap 10% Buffer Strategies Fund - Class R Shares | SPDR S&P 500® Put Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.27%)
Vest US Large Cap 10% Buffer Strategies Fund - Class R Shares | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
Vest US Large Cap 10% Buffer Strategies Fund - Class Y Shares | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.60%
Vest US Large Cap 10% Buffer Strategies Fund - Class Y Shares | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
Vest US Large Cap 10% Buffer Strategies Fund - Class Y Shares | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.81%)
Vest US Large Cap 10% Buffer Strategies Fund - Class Y Shares | SPDR S&P 500® Call Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.22%
Vest US Large Cap 10% Buffer Strategies Fund - Class Y Shares | SPDR S&P 500® Put Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%
Vest US Large Cap 10% Buffer Strategies Fund - Class Y Shares | SPDR S&P 500® Call Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.54%)
Vest US Large Cap 10% Buffer Strategies Fund - Class Y Shares | SPDR S&P 500® Put Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.27%)
Vest US Large Cap 10% Buffer Strategies Fund - Class Y Shares | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
Vest US Large Cap 20% Buffer Strategies Fund - Institutional Class Shares | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	105.11%
Vest US Large Cap 20% Buffer Strategies Fund - Institutional Class Shares | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%
Vest US Large Cap 20% Buffer Strategies Fund - Institutional Class Shares | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.07%)
Vest US Large Cap 20% Buffer Strategies Fund - Institutional Class Shares | SPDR S&P 500® Call Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.66%
Vest US Large Cap 20% Buffer Strategies Fund - Institutional Class Shares | SPDR S&P 500® Put Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%
Vest US Large Cap 20% Buffer Strategies Fund - Institutional Class Shares | SPDR S&P 500® Call Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.35%)
Vest US Large Cap 20% Buffer Strategies Fund - Institutional Class Shares | SPDR S&P 500® Put Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.72%)
Vest US Large Cap 20% Buffer Strategies Fund - Institutional Class Shares | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%
Vest US Large Cap 20% Buffer Strategies Fund - Investor Class Shares | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	105.11%
Vest US Large Cap 20% Buffer Strategies Fund - Investor Class Shares | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%
Vest US Large Cap 20% Buffer Strategies Fund - Investor Class Shares | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.07%)
Vest US Large Cap 20% Buffer Strategies Fund - Investor Class Shares | SPDR S&P 500® Call Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.66%
Vest US Large Cap 20% Buffer Strategies Fund - Investor Class Shares | SPDR S&P 500® Put Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%
Vest US Large Cap 20% Buffer Strategies Fund - Investor Class Shares | SPDR S&P 500® Call Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.35%)
Vest US Large Cap 20% Buffer Strategies Fund - Investor Class Shares | SPDR S&P 500® Put Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.72%)
Vest US Large Cap 20% Buffer Strategies Fund - Investor Class Shares | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%
Vest US Large Cap 20% Buffer Strategies Fund - Class A Shares | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	105.11%
Vest US Large Cap 20% Buffer Strategies Fund - Class A Shares | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%
Vest US Large Cap 20% Buffer Strategies Fund - Class A Shares | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.07%)
Vest US Large Cap 20% Buffer Strategies Fund - Class A Shares | SPDR S&P 500® Call Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.66%
Vest US Large Cap 20% Buffer Strategies Fund - Class A Shares | SPDR S&P 500® Put Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%
Vest US Large Cap 20% Buffer Strategies Fund - Class A Shares | SPDR S&P 500® Call Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.35%)
Vest US Large Cap 20% Buffer Strategies Fund - Class A Shares | SPDR S&P 500® Put Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.72%)
Vest US Large Cap 20% Buffer Strategies Fund - Class A Shares | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%
Vest US Large Cap 20% Buffer Strategies Fund - Class C Shares | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	105.11%
Vest US Large Cap 20% Buffer Strategies Fund - Class C Shares | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%
Vest US Large Cap 20% Buffer Strategies Fund - Class C Shares | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.07%)
Vest US Large Cap 20% Buffer Strategies Fund - Class C Shares | SPDR S&P 500® Call Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.66%
Vest US Large Cap 20% Buffer Strategies Fund - Class C Shares | SPDR S&P 500® Put Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%
Vest US Large Cap 20% Buffer Strategies Fund - Class C Shares | SPDR S&P 500® Call Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.35%)
Vest US Large Cap 20% Buffer Strategies Fund - Class C Shares | SPDR S&P 500® Put Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.72%)
Vest US Large Cap 20% Buffer Strategies Fund - Class C Shares | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%
Vest US Large Cap 20% Buffer Strategies Fund - Class R Shares | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	105.11%
Vest US Large Cap 20% Buffer Strategies Fund - Class R Shares | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%
Vest US Large Cap 20% Buffer Strategies Fund - Class R Shares | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.07%)
Vest US Large Cap 20% Buffer Strategies Fund - Class R Shares | SPDR S&P 500® Call Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.66%
Vest US Large Cap 20% Buffer Strategies Fund - Class R Shares | SPDR S&P 500® Put Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%
Vest US Large Cap 20% Buffer Strategies Fund - Class R Shares | SPDR S&P 500® Call Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.35%)
Vest US Large Cap 20% Buffer Strategies Fund - Class R Shares | SPDR S&P 500® Put Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.72%)
Vest US Large Cap 20% Buffer Strategies Fund - Class R Shares | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%
Vest US Large Cap 20% Buffer Strategies Fund - Class Y Shares | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	105.11%
Vest US Large Cap 20% Buffer Strategies Fund - Class Y Shares | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%
Vest US Large Cap 20% Buffer Strategies Fund - Class Y Shares | Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.07%)
Vest US Large Cap 20% Buffer Strategies Fund - Class Y Shares | SPDR S&P 500® Call Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.66%
Vest US Large Cap 20% Buffer Strategies Fund - Class Y Shares | SPDR S&P 500® Put Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%
Vest US Large Cap 20% Buffer Strategies Fund - Class Y Shares | SPDR S&P 500® Call Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.35%)
Vest US Large Cap 20% Buffer Strategies Fund - Class Y Shares | SPDR S&P 500® Put Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.72%)
Vest US Large Cap 20% Buffer Strategies Fund - Class Y Shares | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Institutional Class Shares | Kenvue, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Institutional Class Shares | The Clorox Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Institutional Class Shares | Air Products and Chemicals, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Institutional Class Shares | Grainger WW, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Institutional Class Shares | Pentair plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Institutional Class Shares | Cincinnati Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Institutional Class Shares | Automatic Data Processing, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Institutional Class Shares | Fastenal Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Institutional Class Shares | Walmart, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Institutional Class Shares | Abbvie, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.66%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Institutional Class Shares | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.49%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Institutional Class Shares | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.65%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Institutional Class Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Institutional Class Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Institutional Class Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.65%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Institutional Class Shares | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.29%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Institutional Class Shares | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.07%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Institutional Class Shares | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.01%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Institutional Class Shares | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Institutional Class Shares | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.62%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Institutional Class Shares | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Investor Class Shares | Kenvue, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Investor Class Shares | The Clorox Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Investor Class Shares | Air Products and Chemicals, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Investor Class Shares | Grainger WW, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Investor Class Shares | Pentair plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Investor Class Shares | Cincinnati Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Investor Class Shares | Automatic Data Processing, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Investor Class Shares | Fastenal Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Investor Class Shares | Walmart, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Investor Class Shares | Abbvie, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.66%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Investor Class Shares | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.49%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Investor Class Shares | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.65%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Investor Class Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Investor Class Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Investor Class Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.65%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Investor Class Shares | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.29%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Investor Class Shares | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.07%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Investor Class Shares | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.01%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Investor Class Shares | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Investor Class Shares | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.62%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Investor Class Shares | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Class A Shares | Kenvue, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Class A Shares | The Clorox Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Class A Shares | Air Products and Chemicals, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Class A Shares | Grainger WW, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Class A Shares | Pentair plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Class A Shares | Cincinnati Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Class A Shares | Automatic Data Processing, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Class A Shares | Fastenal Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Class A Shares | Walmart, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Class A Shares | Abbvie, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.66%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Class A Shares | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.49%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Class A Shares | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.65%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Class A Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Class A Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Class A Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.65%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Class A Shares | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.29%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Class A Shares | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.07%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Class A Shares | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.01%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Class A Shares | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Class A Shares | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.62%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Class A Shares | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Class C Shares | Kenvue, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Class C Shares | The Clorox Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Class C Shares | Air Products and Chemicals, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Class C Shares | Grainger WW, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Class C Shares | Pentair plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Class C Shares | Cincinnati Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Class C Shares | Automatic Data Processing, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Class C Shares | Fastenal Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Class C Shares | Walmart, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Class C Shares | Abbvie, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.66%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Class C Shares | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.49%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Class C Shares | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.65%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Class C Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Class C Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Class C Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.65%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Class C Shares | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.29%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Class C Shares | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.07%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Class C Shares | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.01%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Class C Shares | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Class C Shares | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.62%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Class C Shares | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Class R Shares | Kenvue, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Class R Shares | The Clorox Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Class R Shares | Air Products and Chemicals, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Class R Shares | Grainger WW, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Class R Shares | Pentair plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Class R Shares | Cincinnati Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Class R Shares | Automatic Data Processing, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Class R Shares | Fastenal Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Class R Shares | Walmart, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Class R Shares | Abbvie, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.66%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Class R Shares | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.49%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Class R Shares | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.65%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Class R Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Class R Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Class R Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.65%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Class R Shares | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.29%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Class R Shares | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.07%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Class R Shares | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.01%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Class R Shares | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Class R Shares | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.62%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Class R Shares | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Class Y Shares | Kenvue, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.81%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Class Y Shares | The Clorox Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Class Y Shares | Air Products and Chemicals, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Class Y Shares | Grainger WW, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Class Y Shares | Pentair plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Class Y Shares | Cincinnati Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Class Y Shares | Automatic Data Processing, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.68%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Class Y Shares | Fastenal Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Class Y Shares | Walmart, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Class Y Shares | Abbvie, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.66%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Class Y Shares | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.49%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Class Y Shares | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.65%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Class Y Shares | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Class Y Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Class Y Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.65%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Class Y Shares | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.29%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Class Y Shares | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.07%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Class Y Shares | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.01%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Class Y Shares | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Class Y Shares | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.62%
Vest S&P 500® Dividend Aristocrats Target Income Fund - Class Y Shares | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.63%
Vest Bitcoin Strategy Managed Volatility Fund - Institutional Class Shares | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.18%
Vest Bitcoin Strategy Managed Volatility Fund - Institutional Class Shares | Cash
Holdings [Line Items]
Percent of Net Asset Value	12.95%
Vest Bitcoin Strategy Managed Volatility Fund - Institutional Class Shares | Derivatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%
Vest Bitcoin Strategy Managed Volatility Fund - Institutional Class Shares | Other Assets, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
Vest Bitcoin Strategy Managed Volatility Fund - Institutional Class Shares | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.18%
Vest Bitcoin Strategy Managed Volatility Fund - Institutional Class Shares | Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%
Vest Bitcoin Strategy Managed Volatility Fund - Investor Class Shares | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.18%
Vest Bitcoin Strategy Managed Volatility Fund - Investor Class Shares | Cash
Holdings [Line Items]
Percent of Net Asset Value	12.95%
Vest Bitcoin Strategy Managed Volatility Fund - Investor Class Shares | Derivatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%
Vest Bitcoin Strategy Managed Volatility Fund - Investor Class Shares | Other Assets, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
Vest Bitcoin Strategy Managed Volatility Fund - Investor Class Shares | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.18%
Vest Bitcoin Strategy Managed Volatility Fund - Investor Class Shares | Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%
Vest Bitcoin Strategy Managed Volatility Fund - Class R Shares | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.18%
Vest Bitcoin Strategy Managed Volatility Fund - Class R Shares | Cash
Holdings [Line Items]
Percent of Net Asset Value	12.95%
Vest Bitcoin Strategy Managed Volatility Fund - Class R Shares | Derivatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%
Vest Bitcoin Strategy Managed Volatility Fund - Class R Shares | Other Assets, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
Vest Bitcoin Strategy Managed Volatility Fund - Class R Shares | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.18%
Vest Bitcoin Strategy Managed Volatility Fund - Class R Shares | Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%
Vest Bitcoin Strategy Managed Volatility Fund - Class Y Shares | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.18%
Vest Bitcoin Strategy Managed Volatility Fund - Class Y Shares | Cash
Holdings [Line Items]
Percent of Net Asset Value	12.95%
Vest Bitcoin Strategy Managed Volatility Fund - Class Y Shares | Derivatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%
Vest Bitcoin Strategy Managed Volatility Fund - Class Y Shares | Other Assets, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%
Vest Bitcoin Strategy Managed Volatility Fund - Class Y Shares | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.18%
Vest Bitcoin Strategy Managed Volatility Fund - Class Y Shares | Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%